Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and Other Receivables
Schedule of trade and other receivables

	Thousands of Euros
	31/12/2019	31/12/2018
Trade receivables	390,205	289,316
Receivables from associates (note 31)	1,883	382
Bad debt provision (note 30)	(22,291)	(20,531)
Trade receivables	369,797	269,167
Other receivables (note 30)	8,403	9,901
Personnel	2,163	2,082
Advance payments (note 30)	20,864	35,426
Taxation authorities, VAT recoverable	46,561	42,707
Other public entities	4,518	2,302
Other receivables	82,509	92,418
Current income tax assets	38,269	42,205
Total trade and other receivables	490,575	403,790